Schedule of Accruals and Other Payables (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Payables and Accruals [Abstract]
Accrued salary	$ 70,784	£ 56,000	£ 54,228
Accrued employee benefits	84,870	67,144	46,994
Accrued professional fees	42,230	33,410	56,059
Accrued interest	5,438	4,302	12,382
Accrued rental	39,721	31,425
VAT payable	512,433	405,406	295,860
Other tax payable	3,168	2,506	33,330
Deposit received from customers			46,200
Tenancy deposit received	14,027	11,097	12,134
Other payables	40,133	31,751	61,272
Total	$ 812,804	£ 643,041	£ 618,459